Financial instruments - Outstanding derivatives by contract type, including embedded derivatives (Details) R$ in Thousands, $ in Thousands	Jun. 30, 2025 BRL (R$)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	R$ (494,493)		R$ (6,567,720)
Derivative financial instruments	1,100,397		1,006,427
Derivative financial instruments	4,055,943		2,880,673
Current derivative financial liabilities	(1,044,493)		(2,760,273)
Non-current derivative financial liabilities	(4,606,340)		(7,694,547)
Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	297,769		(4,660,846)
Debt hedges
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	(873,360)		(1,843,085)
Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	81,098		(63,789)
NDF (R$ x US$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount	90,000		581,000
Fair value in R$	7,419		(331,876)
Swap US$ e US-CPI (1) | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount	138,182		138,439
Fair value in R$	94,560		(80,759)
Swap VLSFO/Brent | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount	13,518		39,706
Fair value in R$	117		10,873
Interest rate swap contract [member] | Zero Cost Collar | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		$ 6,844,400		$ 6,852,200
Fair value in R$	290,364		(4,328,970)
Interest rate swap contract [member] | Zero Cost Collar | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		306,998		163,941
Fair value in R$	(13,579)		6,097
Interest rate swap contract [member] | NDF (R$ x US$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		90,000		581,000
Fair value in R$	7,419		(331,876)
Interest rate swap contract [member] | NDF (CNY x US$) | Operational Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		1,500
Fair value in R$	(14)
Interest rate swap contract [member] | Swap SOFR x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		1,576,482		1,973,705
Fair value in R$	112,139		394,129
Interest rate swap contract [member] | Swap IPCA x CDI (notional in Brazilian Reais) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		8,011,292		8,128,395
Fair value in R$	(517,031)		(825,899)
Interest rate swap contract [member] | Swap CDI x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		1,084,612		909,612
Fair value in R$	(351,438)		(776,261)
Interest rate swap contract [member] | Swap CDI x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		635,171		610,171
Fair value in R$	(164,140)			(590,764)
Interest rate swap contract [member] | Swap SOFR x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | $				150,961
Fair value in R$				(37,850)
Interest rate swap contract [member] | Swap US$ e US-CPI (1) | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		138,182		138,439
Fair value in R$	94,560		(80,759)
Interest rate swap contract [member] | Swap VLSFO/Brent | Commodity Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		13,518		39,706
Fair value in R$	117		10,873
Interest rate swap contract [member] | Swap CNY to Fixed | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		165,815		165,815
Fair value in R$	(311)		(6,440)
Interest rate swap contract [member] | Pre-fixed Swap to CDI US$ | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		$ 2,702,972
Fair value in R$	47,421
Derivative Assets | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	3,744,385		3,594,291
Derivative Assets | Swap SOFR x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,576,482		1,973,705
Fair value in R$	263,803		424,824
Derivative Assets | Swap IPCA x CDI (notional in Brazilian Reais) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	8,508,353		8,382,699
Fair value in R$	877,583		927,586
Derivative Assets | Swap CDI x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	5,672,695		4,748,394
Fair value in R$	1,343,712		1,482,759
Derivative Assets | Swap CDI x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,260,425		3,117,625
Fair value in R$	872,515		754,173
Derivative Assets | Swap SOFR x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount			150,961
Fair value in R$			4,949
Derivative Assets | Swap CNY to Fixed | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,200,000		1,200,000
Fair value in R$	31,144
Derivative Assets | Pre-fixed Swap to CDI US$ | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,700,000
Fair value in R$	355,628
Derivative Liabilities | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	(4,617,745)		(5,437,376)
Derivative Liabilities | Swap SOFR x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,576,482		1,973,705
Fair value in R$	(151,664)		(30,695)
Derivative Liabilities | Swap IPCA x CDI (notional in Brazilian Reais) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	8,011,292		8,128,395
Fair value in R$	(1,394,614)		(1,753,485)
Derivative Liabilities | Swap CDI x Fixed (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,084,612		909,612
Fair value in R$	(1,695,150)		(2,259,020)
Derivative Liabilities | Swap CDI x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	635,171		610,171
Fair value in R$	(1,036,655)		(1,344,937)
Derivative Liabilities | Swap SOFR x SOFR (US$) | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount			150,961
Fair value in R$			(42,799)
Derivative Liabilities | Swap CNY to Fixed | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	165,815		165,815
Fair value in R$	(31,455)		R$ (6,440)
Derivative Liabilities | Pre-fixed Swap to CDI US$ | Debt hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,700,000
Fair value in R$	R$ (308,207)